Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($) shares	Jan. 31, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 45,830
Balance at end of period	$ 47,292	$ 45,830	$ 41,929
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	450,827,976	450,081,727	447,085,329
Equity-settled share-based compensation plans | shares	538,339	287,793	294,626
Shareholder investment plan, Number of shares | shares	226,515	229,288	294,164
Employee share purchase plan, Number of shares | shares	266,370	232,103	346,076
Number of shares issued, Number of shares | shares	451,859,200	450,830,911	448,020,195
Purchase of common shares for cancellation, Number of shares | shares	(900,000)
Treasury shares, Number of shares | shares	2,115	(2,935)	(170,590)
Ending balance, Number of shares | shares	450,961,315	450,827,976	447,849,605
Balance at beginning of period	$ 14,351	$ 14,252	$ 13,908
Equity-settled share-based compensation plans	59	31	29
Shareholder investment plan, Amount	36	34	32
Employee share purchase plan, Amount	40	34	38
Number of shares issued, Amount	14,486	14,351	14,007
Purchase of common shares for cancellation, Amount	(29)	0	0
Treasury shares, Amount	0	0	(16)
Balance at end of period	$ 14,457	$ 14,351	$ 13,991